Summary of Significant Accounting Policies - Schedule of Financial Instruments Recognized at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term available-for-sale investments		$ 415	$ 1,361
Total current assets recorded at fair value		415	1,361
Restricted cash	$ 3,750	3,732	3,668
Total non-current assets recorded at fair value		3,732	3,668
Fair Value Inputs Level1 [Member]
Short-term available-for-sale investments		415	1,361
Total current assets recorded at fair value		415	1,361
Restricted cash	3,750	3,732	3,668
Total non-current assets recorded at fair value		3,732	3,668
Fair Value Inputs Level2 [Member]
Short-term available-for-sale investments
Total current assets recorded at fair value
Restricted cash
Total non-current assets recorded at fair value
Fair Value Inputs Level3 [Member]
Short-term available-for-sale investments
Total current assets recorded at fair value
Restricted cash
Total non-current assets recorded at fair value